Financial Risk Management Policy	12 Months Ended
Dec. 31, 2020
Financial Risk Management Policy
Financial Risk Management Policy

(5)  Financial Risk Management Policy

(a)General

The Group is exposed to the following risks associated with the use of financial instruments:

•Credit risk

•Liquidity risk

•Market risk: includes interest rate risk, currency risk and other price risks.

This note provides information on the Group’s exposure to each of these risks, the Group’s objectives and procedures to measure and mitigate this risk, and the Group’s capital management strategy. More exhaustive quantitative information is disclosed in note 30 to the consolidated financial statements.

The Group’s risk management policies are established to identify and analyze the risks faced by the Group, define appropriate risk limits and controls and to control risks and comply with limits. Risk management policies and procedures are reviewed regularly so that they reflect changes in market conditions and the Group’s activities. The Group’s management procedures and rules are designed to create a strict and constructive control environment in which all employees understand their duties and obligations.

The Group’s Audit Committee supervises how management controls compliance with the Group’s risk management procedures and policies and reviews whether the risk management policy is suitable considering the risks to which the Group is exposed. This committee is assisted by Internal Audit which acts as supervisor. Internal Audit performs regular and ad hoc reviews of the risk management controls and procedures and reports its findings to the Audit Committee.

Credit risk

Credit risk is the risk to which the Group is exposed in the event that a customer or counterparty to a financial instrument fails to discharge a contractual obligation, and mainly results from trade receivables and the Group’s investments in financial assets.

Trade receivables

The Group does not predict any significant insolvency risks as a result of delays in receiving payment from some European countries due to their current economic situation. The main risk in these countries is that of late payments, which is mitigated through the possibility of claiming interest as foreseen by prevailing legislation. No significant bad debt or late payment issues have been detected for sales to private entities.

The Group recognizes impairment based on its best estimate of the expected losses on trade and other receivables. The main impairment losses recognized are due to specific losses relating to individually identified risks. At year end, these impairment losses are immaterial.

Concentration of credit risk

For trade receivables the Group uses the simplified approach, estimating lifetime expected credit losses, while for all other financial assets the Group uses the general approach for calculating expected credit losses. In both cases, due to the customers' credit rating, as well as the internal classification systems currently in place for new customers, and considering that collection periods are mostly under 30 days, there is no significant impact for the Group.

In this context, Grifols made an assessment of possible changes in the credit risk through the estimation of the expected credit loss model, to ensure that it is reflecting the global economic impact of COVID-19. This assessment took into consideration available information on past events, the current situation and future economic forecasts having a potential impact on the credit risk. The update of the model mainly entailed the application of an incremental coefficient to the historical default rate to reflect the greater uncertainty regarding future economic scenarios and its impact on the expected credit loss. Based on the available information, it was concluded that there is no significant impact on the credit portfolio  impairment as a result of the economic consequences of COVID-19. In addition, at 31 December 2020, no significant changes were observed in the payment profile of the main customers with which Grifols holds outstanding balances that are not subject to receivable sales and purchases with financial institutions.

Details of exposure to credit risk are disclosed in note 30.

Liquidity risk

Liquidity risk is the risk that the Group cannot meet its financial obligations as they fall due. The Group’s approach to managing liquidity is to ensure where possible, that it always has sufficient liquidity to settle its obligations at the maturity date, both in normal conditions and in times of tension, to avoid incurring unacceptable losses or tarnishing the Group’s reputation.

The Group manages liquidity risk on a prudent basis, based on availability of cash and sufficient committed unused long-term credit facilities, enabling the Group to implement its business plans and carry out operations using stable and secure sources of financing.

On 7 May 2020, the Group concluded the upsize of the multi-currency revolving credit facility from US Dollars 500 million to US Dollars 1,000 million with maturity in November 2025.

On 15 November 2019 the Group concluded the refinancing process of its senior secured debt for approximately Euros 5,800 million. The new financing includes a Term Loan B for US Dollars 2,500 million and Euros 1,360 million, both aimed at institutional investors; the issue of two bonds for Euros 1,675 million (Senior Secured Notes); and the extension of a multi-currency revolving credit facility up to US Dollars 500 million.

In September 2018 the Group received an additional non-current loan from the European Investment Bank totaling Euros 85,000 thousand. The loan will be used to support certain investments in R&D which are mainly focused on searching for new therapeutic for plasmatic proteins. Financial terms include a fixed interest rate for a period of 10 years with a grace period of two years. At 31 December 2020, the carrying amount of the loans obtained from the European Investment Bank is Euros 212,500 thousand (Euros 233,750 thousand at 31 December 2019).

At 31 December 2020 the Group has total cash and cash equivalents of Euros 579,647 thousand (Euros 741,982 thousand at 31 December 2019). The Group also has approximately Euros 922,553 thousand in unused credit facilities (Euros 532,169 thousand at 31 December 2019), including Euros 817,394 thousand on the revolving credit facility (Euros 445,434 thousand at 31 December 2019).

As in previous years, the Group continues with its quarterly program for optimization of working capital, which is mainly based on contracts to sell receivables without recourse.

Market risk

Market risk comprises the risk of changes in market prices, for example, exchange rates, interest rates, or the prices of equity instruments affecting the Group’s revenues or the value of financial instruments it holds. The objective of managing market risk is to manage and control the Group’s exposure to this risk within reasonable parameters at the same time as optimizing returns.

(i)Currency risk

The Group operates internationally and is therefore exposed to currency risk when operating with foreign currencies, especially with regard to the US Dollar. Currency risk is associated with future commercial transactions, recognized assets and liabilities, and net investments in foreign operations.

The Group holds significant investments in foreign operations, the net assets of which are exposed to currency risk. The conversion risk affecting net assets of the Group’s foreign operations in US Dollars is mitigated primarily through borrowings in this foreign currency.

The Group’s main exposure to currency risk is with regard to the US Dollar, which is used in a significant percentage of transactions in foreign functional currencies.

Details of the Group’s exposure to currency risk at 31 December 2020 and 2019 of the most significant financial instruments are shown in note 30.

(ii)Interest rate risk

The Group’s interest rate risks arise from current and non-current borrowings. Borrowings at variable interest rates expose the Group to cash flow interest rate risks. Fixed-rate borrowings expose the Group to fair value interest rate risk.

The objective of the management of interest rate risk is to achieve a balance in the structure of the debt, keeping part of the external resources issued at a fixed rate and covering part of the variable rate debt through hedges.

A significant part of the financing obtained accrues interest at fixed rates. This fixed interest debt (Senior Notes) amounts to Euros 2,675 million, which represents approximately 63% of the Group’s total debt in Euros. The additional loans of Euros 212,500 thousand received from the European Investment Bank represent approximately 5% of the Group’s total debt in Euros.

Senior debt in Euros represents approximately 40% of the Group’s total Senior debt at 31 December 2020 (38% at 31 December 2019).

Total fixed-interest debt represents 46% of total debt at 31 December 2020 (45% at 31 December 2019).

(iii)Market price risk

Price risk affecting raw materials is mitigated by the vertical integration of the hemoderivatives business in a highly-concentrated sector.

(b)Capital management

The directors’ policy is to maintain a solid capital base in order to ensure investor, creditor and market confidence and sustain future business development. The board of directors defines and proposes the level of dividends paid to shareholders.

The directors consider various arguments to calculate capital structure:

•The directors control capital performance using rates of returns on equity (ROE). In 2020 the ROE stood at 12% (13% in 2019). The ROE is calculated by dividing profit attributable to the Parent by the equity attributable to the Parent.

	Thousand of Euros
	2020	2019

Profit attributable to the parent	618,546	625,146

Equity attributable to the Parent	5,108,392	4,822,119

ROE	12%	13%

•	In accordance with the senior secured debt contract, the Group is subject to compliance with some covenants. At 31 December 2020 and 2019, the Group complies with the covenants in the contract.
•	Consideration of the Company’s credit rating (see note 21 (d)).

The Parent held Class B treasury stock equivalent to 0.4% of its capital at 31 December 2020 (0.5% at 31 December 2019). The Group does not have a formal plan for repurchasing shares.